Contract liabilities - Schedule of Contract Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract with Customer, Liability [Abstract]
Contract liabilities	$ 93,947	$ 9,865
Balance as of beginning	9,865	73,833
Additions (cash received or amounts billed in advance)	144,866	239,658
Transferred to revenue during the year	(55,703)	(304,097)
Foreign currency translation adjustment	(5,081)	471
Ending balance	$ 93,947	$ 9,865